Related Parties	12 Months Ended
Jun. 30, 2025
Related Party [Abstract]
Related Parties	Related parties
None of the directors or major shareholders of Harmony or, to the knowledge of Harmony, their close families, had an interest, directly or indirectly, in any transaction from 1 July 2022 or in any proposed transaction that has affected or will materially affect
Harmony or its subsidiaries, other than as stated below.
Directors and other key management
Key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of the group, directly or indirectly, including any director (whether executive or otherwise) of the group.
The directors' remuneration is as follows:

	SA Rand
Figures in million	Executive directors	Non-executive directors
2025
Salaries	39	—
Retirement contributions	4	—
Bonuses	25	—
Exercise/settlement of share options	87	—
Directors' fees	—	17
Total	155	17
2024
Salaries	23	—
Retirement contributions	3	—
Bonuses	12	—
Exercise/settlement of share options	13	—
Directors' fees	—	13
Total	51	13
The following directors and prescribed officers owned shares in Harmony at year-end. The balance of shares held is attributable to shares held privately and in terms of the minimum shareholding requirement as set out in our remuneration policy:

Number of shares
Name of director/prescribed officer	2025	2024
Directors
Beyers Nel[1]	111 869	79 706
Boipelo Lekubo	86 985	52 918
Harry Mashego	85 164	55 053
Peter Steenkamp[2]	n/a	612 436
Prescribed officers
Floyd Masemula[3]	—	n/a
Jaco Boshoff[3]	—	n/a
Anton Buthelezi	27 934	13 390
Urishanie Govender[3]	—	n/a
Marian van der Walt	68 107	47 092
Johannes van Heerden	112 436	74 065
[1]Appointed as executive director effective 1 January 2025. See further details below.
[2]Retired as an employee and consequently resigned as executive director, effective 31 December 2024.
[3]See details below.
On 1 October 2024, Dr Urishanie Govender was appointed as Chief Sustainability Officer and has been classified as a prescribed officer. Effective 1 January 2025, Mr Beyers Nel was appointed as the Group Chief Executive Officer and executive director of the Company. He was previously classified as prescribed officer. On the same date, Mr Floyd Masemula was appointed as Deputy Group Chief Executive Officer and classified as a prescribed officer. Additionally, Mr Jaco Boshoff, now serving as Chief Operating Officer: Australasia, was also classified as a prescribed officer as of 1 January 2025.
On 17 January 2025, Ms Mametja Moshe, Ms Zanele Matlala and Mr Mangisi Gule were appointed to the board of directors of
Harmony as independent non-executive directors. Refer to note 38 for information on appointments to the board of directors subsequent to year end.
There were no other changes to the directors' interest between the reporting date and the date of the approval of the financial statements other than indicated above.
35Related parties continued
Other related parties
The services rendered to joint operations relate to professional and technical services. All the production of the group’s
South African operations is sent to Rand Refinery in which Harmony holds a 10.38% interest. Refer to note 19.

	SA Rand
Figures in million	2025	2024
Sales and services rendered to related parties
Joint operations	7	5
Total	7	5

	SA Rand
Figures in million	2025	2024
Purchases and services acquired from related parties
Associates	78	76
Total	78	76